Segmentation (Details) - Schedule of Operating Lease Right-of-Use Assets and Intangible Assets Information for Geographic Areas - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 30, 2021
United States
ROU Asset	$ 204,915			$ 545,411				$ 1,338,620
PP&E, net	252,153			376,667				577,269
Goodwill	5,076,791	$ 4,793,149	$ 4,813,234	4,797,078	$ 4,626,274	$ 4,811,901	$ 4,557,782	4,576,572	$ 5,124,398
Intangible Assets, net	757,697			628,477				1,064,612
Rest of World
Total long-lived assets	6,291,556			6,347,633				2,980,501
United States [Member]
United States
ROU Asset	204,915			545,411				1,338,620
PP&E, net	217,995			339,936				534,235
Goodwill	$ 5,076,791			4,797,078
Intangible Assets, net				628,476				557,288
Total				6,310,902				2,430,143
Rest of World [Member]
United States
PP&E, net				36,731				43,034
Intangible Assets, net								507,324
Total				$ 36,731				$ 550,358